SHARE BASED PAYMENT	12 Months Ended
Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
30	SHARE BASED PAYMENT

(a)	Share options issued by the Company

A resolution has been passed by the board of the directors on June 23, 2010 that the Company would award 300,000 ordinary shares to a senior executive effective immediately.

(b)	Pre-IPO Share Option Scheme by ShiFang

Pursuant to a resolution in writing passed by all the shareholders of ShiFang on February 26, 2010, ShiFang conditionally approved and adopted a Pre-IPO Option Scheme (the “Pre-IPO Option Scheme”). By the same resolution, ShiFang granted 27,456,156 share options to its directors and employees which are exercisable under the following terms:

(i)	The exercise price of the option should not be less than 100% of the fair market value of the shares of the shares as at the grant date as determined by valuer appointed by ShiFang.

(ii)	40% of total options granted become exercisable a year after grant date, another 30% also become exercisable 2 years after grant date and remaining 30% become exercisable 3 years after grant date.

The fair value of the employee services received in exchange for the grant of the share options is recognized as an expense, with a corresponding adjustment to equity-based compensation reserves, over the vesting period. At the end of each reporting period, ShiFang revises its estimates of the number of options that are expected to vest. It recognizes the impact of the revision to original estimates, if any, in the statement of comprehensive income, with a corresponding adjustment to equity. For the year ended December 31, 2011, the equity-based compensation expenses amounted to $842,106 (2010: $795,977; 2009: nil).

(c)	Share Option Scheme of ShiFang

Pursuant to the resolutions in writing passed by the shareholders of ShiFang on November 8, 2010, ShiFang adopted a share option scheme on November 8, 2010 (“Share Option Scheme”). The purpose of the Share Option Scheme is to provide incentive or reward to (i) any full-time or part-time employees, executives or officers of ShiFang or any of its subsidiaries; (ii) any Directors (whether executive or non-executive, including any independent non-executive Director) of ShiFang or any of its subsidiaries; or (iii) any advisors, consultants suppliers, customers and agents to ShiFang or any subsidiaries (each “Eligible Person”).

The Board of Directors may, at any time within 10 years after the date of approval of the Share Option Scheme, make an offer to grant options to any Eligible Person. The subscription price for shares granted pursuant to the Share Option Scheme shall be determined by the Board of Directors in its absolute discretion and shall be at least the highest of:

(i)	the closing price of the ShiFang shares as stated in the Stock Exchange of Hong Kong Limited’s (the “Stock Exchange”) daily quotations sheet on the date of offer;

(ii)	the average of the closing prices of the shares as stated in the Stock Exchange’s daily quotations sheets for the five business days immediately preceding the date on which such offer is made; and

the nominal value of shares of ShiFang. The total number of Shifang shares in respect of which options may be granted under the Share Option Scheme is not permitted to exceed 10% of the total number of shares in issue as at the Listing Date, 73,216,512 Shares, without prior approval from the shareholders of ShiFang. The maximum number of shares which may be issued upon exercise of all outstanding options granted, and yet to be exercised, under the Share Option Scheme and any other share option schemes of ShiFang must not exceed 30% of the issued share capital of ShiFang from time to time. The total number of shares issued and to be issued upon exercise of all options granted under the Share Option Scheme to each Eligible Person (including both exercised, cancelled and outstanding options) in any 12-month period shall not exceed 1% of the total number of issued shares of ShiFang. Any further grant of share options in excess of this limit is subject to shareholders’ approval in a general meeting. Share options granted to a director, chief executive or substantial shareholder of ShiFang, or to any of their associates, are subject to approval in advance by the independent non-executive directors of ShiFang. In addition, if shares issued and to be issued upon exercise of all options granted under the Share Option Scheme (including options exercised, cancelled and outstanding) to a participant who is a substantial shareholder or an independent nonexecutive director of ShiFang, or any of their associates, in any 12-month period (i) represent in aggregate more than 0.1% of the total number of shares in issue, and (ii) have an aggregate value, based on the closing price of the shares of ShiFang at the date of each grant, in excess of HK$5,000,000 (approximately $645,000), the proposed grant of option must be approved by the shareholders of ShiFang in a general meeting. The amount payable on acceptance of an option is RMB1.00. The exercise period of any option granted under the Share Option Scheme shall not be longer than 10 years from the date of grant of the relevant option. There is no minimum period for which an option must be held before the exercise of the option except otherwise imposed by the board of Directors. As at 31 December 2011, no share option had been granted under the Share Option Scheme.